Operating Segments (Narrative) (Details)	6 Months Ended
Jun. 30, 2018
Dorad Energy Ltd [Member]
Statement Line Items [Line Items]
Proportion of ownership interest	9.375%
Groen Gas Goor B.V [Member]
Statement Line Items [Line Items]
Proportion of ownership interest	51.00%
Chashgal Elyon Ltd. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest	75.00%